Expense Example - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI International Low Volatility Index Fund - Fidelity SAI International Low Volatility Index Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 16
3 years	52
5 years	90
10 years	$ 205